Other Income (Expense), Net	12 Months Ended
Sep. 30, 2024
Other Income (Expense), Net [Abstract]
OTHER INCOME (EXPENSE), NET

NOTE 18 - OTHER INCOME (EXPENSE), NET

Other income (expense), net for the years ended September 30, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Government grants	$904,313	$373,032	$355,925
Dividend income	275,460	250,096	420,596
Rental income	127,996	85,437	-
Other net miscellaneous income (expenses)	(61,843)	(6,814)	621,652
Total other income (expense), net	$1,245,926	$701,751	$1,398,173